ASSOCIATES AND JOINT ARRANGEMENTS (Details)		12 Months Ended
	Nov. 13, 2013 USD ($)	Dec. 31, 2022 ARS ($)	Dec. 31, 2021 ARS ($)	Dec. 31, 2020 ARS ($)	Dec. 29, 2021 ARS ($)
Information about associates and arrangements [Abstract]
Purchase of fixed assets		$ 25,307,541,000	$ 18,794,792,000	$ 22,844,489,000
UT [Member]
Information about associates and arrangements [Abstract]
Guarantee period from the provisional reception of the UT Works		18 months
Link [Member]
Information about associates and arrangements [Abstract]
Percentage of ownership		49.00%
Cash dividend paid					$ 181,984
Link [Member] | Pan American Sur S.A. [Member]
Information about associates and arrangements [Abstract]
Percentage of ownership		20.40%
Percentage of joint ownership		20.40%
Link [Member] | Shell Argentina S.A. [Member]
Information about associates and arrangements [Abstract]
Percentage of ownership		25.50%
Percentage of joint ownership		25.50%
Link [Member] | Wintershall Dea Argentina S.A. [Member]
Information about associates and arrangements [Abstract]
Percentage of joint ownership		5.10%
TGU [Member]
Information about associates and arrangements [Abstract]
Percentage of ownership		49.00%
TGU [Member] | Pampa Energia [Member]
Information about associates and arrangements [Abstract]
Percentage of joint ownership		51.00%
EGS [Member]
Information about associates and arrangements [Abstract]
Percentage of ownership		49.00%
Percentage of joint ownership		51.00%
Purchase of fixed assets	$ 350,000